Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net loss	$ (134,044)	$ (74,275)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	280	208
Stock-based compensation	5,873	4,425
Fair value of common stock issued to related party	7,769	0
Change in fair value of participation right liability	725	564
Net accretion of premiums on marketable securities	(1,260)	(1,543)
Amortization of right-of-use assets	330	0
Changes in operating assets and liabilities:
Prepaid expense and other currents assets	(3,417)	(1,018)
Other non-current assets	(7,581)	(3,576)
Accounts payble	(1,840)	2,498
Accrued compensation and benefits	1,925	2,696
Accrued research and development liabilities	17,675	4,901
Accrued professional services	(102)	518
Operating lease liabilities	(47)	0
Other accrued liabilities	74	141
Balances due to and from related parties	(254)	9,434
Net cash used in operating activities	(113,894)	(55,027)
Investing activities
Maturities of marketable securities	157,859	31,544
Purchases of marketable securities	(83,925)	(154,431)
Change in related party receivables related to cash pooling arrangement	0	2,406
Purchases of property and equipment	(606)	(49)
Net cash provided by (used in) investing activities	73,328	(120,530)
Financing activities
Proceeds from reverse recapitalization and PIPE Financing	373,457	0
Payment of deferred transaction costs	(12,322)	0
Issuance of Series A redeemable convertible preferred stock	0	5,915
Issuance of Series B redeemable convertible preferred stock, net of issuance costs	22,222	199,261
Contribution from BridgeBio Pharma	0	1,062
Exercise of common stock options for cash	45	52
Net cash provided by financing activities	383,402	206,290
Net increase in cash, cash equivalents, and restricted cash	342,836	30,733
Cash, cash equivalents, and restricted cash at beginning of period	30,983	250
Cash, cash equivalents, and restricted cash at end of period	373,819	30,983
Supplemental disclosures of non-cash investing and financing activities:
Settlement of participation right liability upon issuance of Series B redeemable convertible preferred stock	3,830	0
Right-of-use asset recognized in exchange for operating lease liabilities	2,706	0
Unpaid property and equipment included in accounts payable	140	0
Deferred de-SPAC transaction costs included in accrued professional services	123	0
Conversion of related party payables into Series A redeemable convertible preferred stock issued to BridgeBio Pharma	0	19,740
Deemed contribution from BridgeBio Pharma upon forgiveness of related party payables	0	3,698
Initial recognition of participation right liability in connection with issuance of Series B redeemable convertible preferred stock	0	2,541
Non-cash transfers of property and equipment from BridgeBio Pharma	$ 0	$ 54